UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Prime Money Market Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Prime Money Market Fund

ANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Prime Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Prime Money Market Fund, covering the 12-month period from May 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly over the past year while bonds produced mixed returns in response to various economic and political developments. Equities began the reporting period in the midst of a sustained rebound from previous weakness as global economic data improved, commodity prices recovered, and U.S. monetary policymakers delayed additional rate hikes. After a bout of volatility in June stemming from the United Kingdom’s referendum to leave the European Union, stocks generally continued to climb over the summer. The unexpected outcome of U.S. elections in early November sent stocks sharply higher in anticipation of new fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017.

In the bond market, yields of high-quality government bonds declined toward historical lows early in the reporting period due to robust investor demand for current income, but yields subsequently moved higher in response to two short-term interest-rate hikes and rising longer-term rates. In contrast, lower-rated corporate-backed bonds generally fared well in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from May 1, 2016 through April 30, 2017, as provided by James O’Connor, Portfolio Manager

This annual report for Dreyfus Prime Money Market Fund covers the 12-month period ended April 30, 2017. During the reporting period, the fund’s Class A shares produced a yield of 0.55%, Class B shares yielded 0.40%, Class C shares yielded 0.02%, and Citizens shares yielded 0.55%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C, and Citizens shares produced effective yields of 0.55%, 0.40%, 0.02%, and 0.55%, respectively.1,2

Yields of money market instruments climbed over the reporting period when the Federal Reserve Board (the “Fed”) twice raised short-term interest rates and investors looked forward to higher levels of inflation and economic growth.

U.S. Economy Continued to Expand Slowly

The reporting period began in the midst of a recovery from several troubling economic developments as commodity prices began to rebound and global economic concerns eased. In the United States, manufacturing and utility output advanced strongly, and inflation accelerated as energy prices recovered from earlier weakness.

Nonetheless, in May 2016, only 24,000 new jobs were created. The unemployment rate declined to 4.7%, but the reduction was attributed to workers leaving the labor force. On the other hand, retail sales remained strong, and the manufacturing sector continued to expand. Investors remained cautious in June due to uncertainty surrounding a referendum in the United Kingdom to leave the European Union. Meanwhile, a robust 271,000 jobs were created in the United States during the month, but the unemployment rate increased to 4.9%. U.S. GDP grew at only a 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 positions and an unchanged unemployment rate. The manufacturing and services sectors continued to grow, but at slower rates than previously. August brought a decline in new job creation to 176,000 positions and a contraction in manufacturing activity. In September, 249,000 new jobs were added even as the unemployment rate climbed to 5.0%. U.S. GDP grew at a relatively robust 3.5% annualized rate over the third quarter.

Despite uncertainty ahead of the U.S. election, economic data generally remained positive in October. The unemployment rate slid to 4.9% as an estimated 124,000 jobs were created, and quarterly corporate earnings exceeded most analysts’ expectations. November saw a post-election rally in most domestic financial markets when investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. Consumer confidence rose to its highest level since July 2007, and the unemployment rate slid to 4.6% while 164,000 new jobs were created.

The Fed implemented a long-awaited rate hike in December, raising the overnight federal funds rate by 0.25 percentage points to between 0.50% and 0.75%. The unemployment rate ticked up to end the year at 4.7%, and 155,000 jobs were created during the month. U.S. GDP growth moderated to a 2.1% annualized rate during the fourth quarter as declining export activity partly offset gains in consumer spending and corporate profits.

DISCUSSION OF FUND PERFORMANCE (continued)

In January 2017, the economy added 216,000 new jobs, but the unemployment rate moved higher to 4.8%. Meanwhile, both manufacturing and non-manufacturing activity continued to expand. February saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings reports generally continued to exceed analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained high. March brought another rate hike from the Fed, its second in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate another 0.25 percentage points to between 0.75% and 1.00%. Although the unemployment rate fell to a multi-year low of 4.5%, job creation declined to an estimated 79,000 new positions during the month. U.S. economic growth slowed to an estimated 0.7% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption expenditures and business inventory investment.

In April, consumer confidence moderated amid intensifying national and global political concerns, and U.S. manufacturing activity slowed compared to the previous month. Yet, the labor market rebounded strongly with the creation of 211,000 new jobs. The unemployment rate declined to 4.4%, its lowest level in nearly 10 years.

More Rate Hikes Expected

As of the reporting period’s end, investors have continued to respond positively to expectations that business-friendly government policies will fuel greater economic growth. Therefore, most analysts expect the Fed to raise short-term rates further over the remainder of 2017.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

May 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (nationally recognized statistical rating organizations) (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Prime Money Market Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000†	$.99	$1.74	$4.46	$.99
Ending value (after expenses)	$1,003.70	$1,002.90	$1,000.20	$1,003.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000†	$1.00	$1.76	$4.51	$1.00
Ending value (after expenses)	$1,023.80	$1,023.06	$1,020.33	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20% for Citizens Shares, .35% for Class B, .90% for Class C and .20% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2017

Negotiable Bank Certificates of Deposit - 29.6%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
1.18%, 5/22/17	4,000,000	[a]	4,000,000
Bank of Nova Scotia (Yankee)
1.44%, 5/15/17	5,000,000	[a]	5,000,000
Citibank N.A. (Yankee)
1.18%, 6/6/17	5,000,000		5,000,000
KBC Bank/NY (Yankee)
1.17%, 6/23/17	4,000,000		4,000,000
Norinchukin Bank/NY (Yankee)
1.32%, 8/25/17	4,000,000		4,000,000
Sumitomo Mitsui Trust (Yankee)
1.25%, 5/11/17	5,000,000	[a,b]	5,000,000
Toronto Dominion Bank NY (Yankee)
1.15%, 6/29/17	5,000,000		5,000,000
Wells Fargo Bank, NA
1.18%, 5/5/17	6,000,000		6,000,000
Total Negotiable Bank Certificates of Deposit (cost $38,000,000)			38,000,000
Commercial Paper - 29.6%

BNP Paribas
1.21%, 6/2/17	4,000,000		3,995,733
Caisse des Depots et Consignations
1.12%, 7/11/17	5,000,000		4,988,956
Canadian Imperial Bank of Commerce
1.32%, 5/16/17	5,000,000	[a]	5,000,000
Credit Agricole
1.35%, 10/6/17	5,000,000		4,970,594
Danske Corp., Inc.
1.10%, 7/17/17	5,000,000	[b]	4,988,236
Mitsubishi UFJ Trust and Banking Corp.
1.16%, 7/13/17	5,000,000	[b]	4,988,239
National Australia Bank Ltd.
1.48%, 5/19/17	5,000,000	[a,b]	5,000,000
Oversea-Chinese Banking Corp./NY
1.09%, 5/2/17	4,000,000		3,999,880
Total Commercial Paper (cost $37,931,638)			37,931,638
Asset-Backed Commercial Paper - 7.8%

Antalis S.A.
1.10%, 5/8/17	5,000,000	[b]	4,998,931
Collateralized Commercial Paper II Co., LLC
1.15%, 5/30/17	5,000,000	[b]	4,995,408
Total Asset-Backed Commercial Paper (cost $9,994,339)			9,994,339

Time Deposits - 28.9%	Principal Amount ($)	Value ($)
	Principal Amount ($)	Value ($)
Australia and New Zealand Banking Group (Grand Cayman)
0.83%, 5/1/17	5,000,000	5,000,000
DnB Bank (Grand Cayman)
0.83%, 5/1/17	5,000,000	5,000,000
ING Bank (London)
0.94%, 5/2/17	5,000,000	5,000,000
Natixis New York (Grand Cayman)
0.83%, 5/1/17	4,000,000	4,000,000
Nordea Bank Finland
0.83%, 5/1/17	6,000,000	6,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.83%, 5/1/17	5,000,000	5,000,000
Svenska Handelsbanken (Grand Cayman)
0.83%, 5/1/17	2,000,000	2,000,000
Swedbank
0.83%, 5/1/17	5,000,000	5,000,000
Total Time Deposits (cost $37,000,000)		37,000,000
Repurchase Agreements - 3.9%

HSBC USA Inc.

Tri-Party Agreement thru JPMorgan Chase Bank, 1.11%, dated 4/28/17, due 5/1/17 in the amount of $5,000,463 (fully collateralized by $6,060,000 Corporate Debt Securities, 5.50%, due 8/1/23, value $5,254,273)

(cost $5,000,000)	5,000,000	5,000,000
Total Investments (cost $127,925,977)	99.8%	127,925,977
Cash and Receivables (Net)	.2%	320,054
Net Assets	100.0%	128,246,031

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities amounted to $29,970,814 or 23.37% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	88.1
Asset-Backed/Banking	3.9
Asset-Backed/Financial Services	3.9
Repurchase Agreements	3.9
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $5,000,000)—Note 1(b)	127,925,977	127,925,977
Cash		793,485
Interest receivable		132,446
		128,851,908
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		26,482
Due to Citizens		523
Payable for shares of Beneficial Interest redeemed		578,872
		605,877
Net Assets ($)		128,246,031
Composition of Net Assets ($):
Paid-in capital		128,246,036
Accumulated net realized gain (loss) on investments		(5)
Net Assets ($)		128,246,031

Net Asset Value Per Share	Citizens Shares	Class B	Class C	Class A
Net Assets ($)	4,850,961	7,893,113	15,210,945	100,291,012
Shares Outstanding	4,849,829	7,893,114	15,210,946	100,291,019
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2017

Investment Income ($):
Interest Income	1,043,120
Expenses:
Management fee—Note 2(a)	142,922
Administrative service fees—Note 2(b)	182,857
Distribution fees—Note 2(b)	132,868
Omnibus account services fees—Note 2(b)	25,924
Trustees’ fees—Note 2(a,c)	2,552
Total Expenses	487,123
Less—reduction in expenses due to undertaking—Note 2(a)	(65,518)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(2,552)
Net Expenses	419,053
Investment Income—Net	624,067
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5)
Net Increase in Net Assets Resulting from Operations	624,062

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2017	2016	[a]
Operations ($):
Investment income—net	624,067	64,366
Net realized gain (loss) on investments	(5)	3,279
Net Increase (Decrease) in Net Assets Resulting from Operations	624,062	67,645
Distributions to Shareholders from ($):
Investment income—net:
Citizens Shares	(96,983)	(50,096)
Class B	(59,619)	(14,639)
Class C (formerly, Class D)	(3,831)	(1,345)
Class A	(464,905)	(16)
Class C	-	(166)
Total Distributions	(625,338)	(66,262)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Citizens Shares	170,693,865	514,642,130
Class B	38,974,715	1,062,559,934
Class C (formerly, Class D)	35,752,869	81,969,509
Class A	203,163,544	40,000
Class C	-	5,768,379
Distributions reinvested:
Citizens Shares	55,253	30,754
Class B	37,334	2,594
Class C (formerly, Class D)	3,831	1,345
Class A	18,195	-
Class C	-	160
Cost of shares redeemed:
Citizens Shares	(240,722,886)	(517,513,981)
Class B	(96,354,326)	(1,067,763,894)
Class C (formerly, Class D)	(50,420,160)	(169,212,154)
Class A	(102,930,720)	-
Class C	-	(20,465,412)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(41,728,486)	(109,940,636)
Total Increase (Decrease) in Net Assets	(41,729,762)	(109,939,253)
Net Assets ($):
Beginning of Period	169,975,793	279,915,046
End of Period	128,246,031	169,975,793

[a] On March 1, 2016, Class A shares were redesignated as Citizens shares, Class D shares were redesignated as Class C shares, Class C shares converted to Class B shares and the fund commenced offering Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Citizens Shares	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.006)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.55	.08	.00[c]	.00[c]	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.23	.21	.22	.22
Ratio of net expenses to average net assets	.20	.20	.14	.14	.19
Ratio of net investment income to average net assets	.37	.07	.00[c]	.00[c]	.01
Net Assets, end of period ($ x 1,000)	4,851	74,824	77,664	43,892	62,501

a Effective March 1, 2016, Class A shares were redesignated as Citizens shares.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class B Shares	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.000[b]	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.004)	(.000)[b]	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.40	.02	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.35	.45	.46	.47	.47
Ratio of net expenses to average net assets	.35	.25	.14	.13	.20
Ratio of net investment income to average net assets	.25	.02	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	7,893	65,237	70,438	76,817	76,020

a Effective March 1, 2016, Class C shares were converted to Class B shares.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

	Year Ended April 30,
Class C Shares	2017	2016[a]	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[b]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[b]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	.01	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.11	1.11	1.12	1.12
Ratio of net expenses to average net assets	.68	.22	.14	.13	.21
Ratio of net investment income to average net assets	.02	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	15,211	29,875	117,116	20,664	19,815

a Effective March 1, 2016, Class D shares were redesignated as Class C shares.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class A Shares	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.006	.000[b]
Distributions:
Dividends from investment income—net	(.006)	(.000)[b]
Net asset value, end of period	1.00	1.00
Total Return (%)	.55	.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.32[d]
Ratio of net expenses to average net assets	.20	.20[d]
Ratio of net investment income to average net assets	.64	.23[d]
Net Assets, end of period ($ x 1,000)	100,291	40

a From March 1, 2016 (commencement of initial offering) to April 30, 2016.

b  Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Citizens, Class B, Class C and Class A. Citizens shares are sold exclusively to affiliates of Citizens Financial Group, Inc. (“Citizens”) and certain other institutional investors acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Citizens shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase Citizens shares for accounts maintained by individuals. The Company has entered into an Omnibus Account Services Agreement with Citizens pursuant to which the fund’s Citizens shares are subject to an Omnibus Account Services fee. Class B, Class C and Class A shares are subject to an Administrative Services Plan. Class C shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the

NOTES TO FINANCIAL STATEMENTS (continued)

fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	127,925,977
Level 3 - Significant Unobservable Inputs	-
Total	127,925,977

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal

NOTES TO FINANCIAL STATEMENTS (continued)

to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2017, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2017. The fund has $5 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2017 and April 30, 2016 were all ordinary income.

During the period ended April 30, 2017, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,271 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $2,552.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $65,518 during the period ended April 30, 2017.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing, advertising and marketing its shares at an annual rate of .65% of the value of its average

NOTES TO FINANCIAL STATEMENTS (continued)

daily net assets. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to approved institutions that purchase Class C shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2017, Class C shares were charged $132,868 pursuant to the Distribution Plan.

Under the Administrative Services Plan, Class B and Class C shares pay the Distributor for the provision of certain services at an annual rate of .25% of the value of their average daily net assets, and Class A shares pay the Distributor for the provision of certain services at an annual rate of .10% of the value of their average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2017, Class B, Class C and Class A shares were charged $58,663, $51,103, and $73,091, respectively, pursuant to the Administrative Services Plan.

Under the Omnibus Account Services Agreement, Citizens shares pay Citizens or National Financial Services LLC at an annual rate of .10% of the value of the average daily net assets of Citizens shares for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2017, Citizens shares were charged $25,924, pursuant to the Omnibus Account Services Agreement.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,998, Distribution Plan fees $8,092 and Administrative Services Plan fees $13,457, which are offset against an expense reimbursement currently in effect in the amount of $65.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Prime Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Prime Money Market Fund at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles

New York, New York
June 27, 2017

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 88.82% of ordinary income dividends paid during the fiscal year ended April 30, 2017 as qualifying “interest-related dividends.”

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (2002)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

Isabel P. Dunst (70)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (74)

Board Member (2013)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

INTERESTED BOARD MEMBER

J. Charles Cardona (61)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Prime Money Market Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Citizens: CZAXX Class B: CZBXX Class C: CZDXX Class A: CZEXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0462AR0417

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,856 in 2016 and $34,702 in 2017.

(b)  Audit-Related Fees. For 2016, the aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,430.  These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

For 2017, the aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,868.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,284 in 2016 and $3,462 in 2017.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $147 in 2016 and $3 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,046,287 in 2016 and $24,512,560 in 2017.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

 Item 6.                        Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)